UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-09597

LORD ABBETT STOCK APPRECIATION FUND

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 4/30/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT STOCK APPRECIATION FUND April 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.35%

Aerospace & Defense 4.28%

Boeing Co. (The)	27,253	$2,174
Honeywell International, Inc.	50,914	3,117
Precision Castparts Corp.	9,867	1,525
United Technologies Corp.	26,455	2,370

Total		9,186

Air Freight & Logistics 0.70%

Expeditors International of Washington, Inc.	27,480	1,491

Auto Components 0.56%

Johnson Controls, Inc.	29,440	1,207

Beverages 0.39%

Coca-Cola Co. (The)	12,231	825

Biotechnology 1.36%

Alexion Pharmaceuticals, Inc.*	11,027	1,068
Dendreon Corp.*	22,666	984
Human Genome Sciences, Inc.*	28,928	853

Total		2,905

Capital Markets 1.79%

Ameriprise Financial, Inc.	13,773	855
BlackRock, Inc.	5,406	1,059
Charles Schwab Corp. (The)	48,742	893
Lazard Ltd. Class A	25,200	1,033

Total		3,840

Chemicals 4.36%

Albemarle Corp.	19,640	1,386
Celanese Corp. Series A	35,760	1,785
Dow Chemical Co. (The)	52,597	2,156
Huntsman Corp.	48,744	1,016
LyondellBasell Industries NV Class A (Netherlands)*(a)	48,564	2,161
Praxair, Inc.	7,929	844

Total		9,348

Commercial Banks 0.60%

PNC Financial Services Group, Inc. (The)	20,547	1,281

Communications Equipment 4.95%

Aruba Networks, Inc.*	32,009	1,150
Ciena Corp.*	28,852	815
Cisco Systems, Inc.	56,054	984
Finisar Corp.*	32,840	922
Juniper Networks, Inc.*	33,107	1,269
QUALCOMM, Inc.	96,143	5,465

Total		10,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT STOCK APPRECIATION FUND April 30, 2011

Investments	Shares	Fair Value (000)
Computers & Peripherals 9.87%

Apple, Inc.*	35,808	$12,470
EMC Corp.*	132,282	3,749
International Business Machines Corp.	12,512	2,134
NetApp, Inc.*	24,591	1,278
Teradata Corp.*	27,325	1,528

Total		21,159

Construction & Engineering 0.62%

Fluor Corp.	19,043	1,332

Diversified Financial Services 0.98%

JPMorgan Chase & Co.	45,900	2,094

Electrical Equipment 1.56%

Cooper Industries plc	19,482	1,285
Emerson Electric Co.	33,748	2,050

Total		3,335

Electronic Equipment, Instruments & Components 0.73%

Agilent Technologies, Inc.*	31,546	1,575

Energy Equipment & Services 5.03%

Cameron International Corp.*	30,379	1,602
Halliburton Co.	42,366	2,139
Nabors Industries Ltd.*	39,509	1,210
National Oilwell Varco, Inc.	23,779	1,824
Schlumberger Ltd.	44,786	4,019

Total		10,794

Food & Staples Retailing 1.44%

Costco Wholesale Corp.	18,339	1,484
Walgreen Co.	37,628	1,607

Total		3,091

Health Care Equipment & Supplies 1.27%

St. Jude Medical, Inc.	38,528	2,059
Zimmer Holdings, Inc.*	10,266	670

Total		2,729

Health Care Providers & Services 2.28%

Express Scripts, Inc.*	22,645	1,285
Humana, Inc.*	12,016	915
McKesson Corp.	13,269	1,101
UnitedHealth Group, Inc.	32,335	1,592

Total		4,893

Health Care Technology 0.75%

Cerner Corp.*	13,369	1,607

Hotels, Restaurants & Leisure 2.80%

Carnival Corp.	21,874	833

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT STOCK APPRECIATION FUND April 30, 2011

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure (continued)

Marriott International, Inc. Class A	23,584	$832
MGM Resorts International*	60,439	765
Wynn Resorts Ltd.	13,976	2,057
Yum! Brands, Inc.	28,364	1,521

Total		6,008

Household Durables 0.60%

Tempur-Pedic International, Inc.*	20,505	1,287

Information Technology Services 2.54%

Accenture plc Class A (Ireland)(a)	24,505	1,400
Cognizant Technology Solutions Corp. Class A*	20,594	1,707
MasterCard, Inc. Class A	8,483	2,341

Total		5,448

Internet & Catalog Retail 3.14%

Amazon.com, Inc.*	21,946	4,312
priceline.com, Inc.*	4,429	2,423

Total		6,735

Internet Software & Services 1.57%

Baidu, Inc. ADR*	7,965	1,183
Google, Inc. Class A*	4,005	2,179

Total		3,362

Machinery 8.92%

Caterpillar, Inc.	31,948	3,687
Cummins, Inc.	19,998	2,404
Danaher Corp.	41,423	2,288
Dover Corp.	30,735	2,091
Eaton Corp.	27,641	1,480
Ingersoll-Rand plc (Ireland)(a)	25,019	1,264
Joy Global, Inc.	14,911	1,505
Parker Hannifin Corp.	15,757	1,486
SPX Corp.	16,300	1,409
Trinity Industries, Inc.	41,469	1,501

Total		19,115

Media 2.71%

Comcast Corp. Class A	35,502	932
Time Warner, Inc.	29,593	1,120
Viacom, Inc. Class B	56,281	2,879
Walt Disney Co. (The)	20,297	875

Total		5,806

Metals & Mining 1.50%

Cliffs Natural Resources, Inc.	13,599	1,275
Freeport-McMoRan Copper & Gold, Inc.	35,087	1,931

Total		3,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT STOCK APPRECIATION FUND April 30, 2011

Investments	Shares	Fair Value (000)
Multi-Line Retail 0.79%

Nordstrom, Inc.	35,730	$1,699

Oil, Gas & Consumable Fuels 6.87%

Apache Corp.	16,426	2,191
Concho Resources, Inc.*	13,748	1,469
Devon Energy Corp.	14,222	1,294
EOG Resources, Inc.	9,416	1,063
Exxon Mobil Corp.	51,064	4,494
Occidental Petroleum Corp.	10,181	1,163
Peabody Energy Corp.	23,211	1,551
Pioneer Natural Resources Co.	14,810	1,514

Total		14,739

Paper & Forest Products 0.68%

International Paper Co.	47,094	1,454

Personal Products 0.68%

Estee Lauder Cos., Inc. (The) Class A	15,049	1,460

Pharmaceuticals 2.28%

Allergan, Inc.	21,563	1,716
Novo Nordisk AS ADR	10,519	1,340
Watson Pharmaceuticals, Inc.*	29,394	1,823

Total		4,879

Professional Services 0.50%

Robert Half International, Inc.	35,465	1,076

Real Estate Management & Development 0.66%

CB Richard Ellis Group, Inc. Class A*	52,994	1,416

Road & Rail 0.87%

CSX Corp.	13,216	1,040
J.B. Hunt Transport Services, Inc.	17,415	830

Total		1,870

Semiconductors & Semiconductor Equipment 3.29%

Altera Corp.	39,697	1,933
ARM Holdings plc ADR	38,233	1,203
Cypress Semiconductor Corp.*	78,649	1,712
Micron Technology, Inc.*	119,332	1,347
Texas Instruments, Inc.	24,087	856

Total		7,051

Software 7.54%

Ariba, Inc.*	33,375	1,160
BMC Software, Inc.*	20,537	1,032
Citrix Systems, Inc.*	26,091	2,201
Informatica Corp.*	23,477	1,315
Intuit, Inc.*	35,807	1,989

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT STOCK APPRECIATION FUND April 30, 2011

Investments	Shares	Fair Value (000)
Software (continued)

Oracle Corp.	113,922	$4,107
salesforce.com, Inc.*	5,831	808
TIBCO Software, Inc.*	42,961	1,288
VMware, Inc. Class A*	23,836	2,275

Total		16,175

Specialty Retail 5.30%

Abercrombie & Fitch Co. Class A	28,590	2,024
Bed Bath & Beyond, Inc.*	13,309	747
Dick’s Sporting Goods, Inc.*	37,193	1,522
Limited Brands, Inc.	41,470	1,707
O’Reilly Automotive, Inc.*	13,922	822
Ross Stores, Inc.	27,306	2,012
Staples, Inc.	66,102	1,398
TJX Companies, Inc. (The)	21,091	1,131

Total		11,363

Textiles, Apparel & Luxury Goods 1.78%

Coach, Inc.	29,824	1,784
NIKE, Inc. Class B	8,881	731
Phillips-Van Heusen Corp.	18,531	1,305

Total		3,820

Tobacco 0.81%

Philip Morris International, Inc.	25,093	1,742

Total Common Stocks (cost $170,921,371)		213,008

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.51%

Repurchase Agreement

Repurchase Agreement dated 4/29/2011, 0.01% due 5/2/2011 with Fixed Income Clearing Corp. collateralized by $1,140,000 of Federal Home Loan Mortgage Corp. at 1.75% due 11/17/2015; value: $1,131,450; proceeds: $1,104,431 (cost $1,104,430)	$1,104	1,104

Total Investments in Securities 99.86% (cost $172,025,801)		214,112

Other Assets in Excess of Liabilities 0.14%		298

Net Assets 100.00%		$214,410

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Stock Appreciation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on September 29, 1999.

The Fund’s investment objective is long-term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Schedule of Investments (unaudited)(concluded)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$213,008	$—	$—	$213,008
Repurchase Agreement	—	1,104	—	1,104

Total	$213,008	$1,104	$—	$214,112

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of April 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$175,147,646

Gross unrealized gain	39,960,680
Gross unrealized loss	(996,741)

Net unrealized security gain	$38,963,939

The difference between book-basis and tax-basis unrealized gains (losses) is primarily due to wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT STOCK APPRECIATION FUND

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2011